Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN FIXED INCOME SHARES INC
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Government STIF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT STIF PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.

The Portfolio invests at least 80%, and normally substantially all, of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) and repurchase agreements related to such securities. This policy may not be changed without 60 days’ prior written notice to shareholders. The Portfolio may also invest in when-issued securities.

As a money market fund, the Portfolio must meet the requirements of the Securities and Exchange Commission (“Commission”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain a NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.
  The Commission recently proposed significant changes to Rule 2a-7 that are intended to reform the regulation and operation of money market funds. As a general matter, the proposed reforms would result in increased costs and compliance and operational burdens for most money market funds. As a result, among other things, money market fund returns could be adversely affected. In addition, the proposed reforms would impose restrictions on money market funds that may, along with the expected costs of the reforms, make them a less attractive investment for investors. The Portfolio is a money market fund that invests at least 80% (and normally substantially all) of its assets in U.S. Government fixed-income securities and repurchase agreements related to such securities and is therefore exempt from the primary reform proposals, which are to require institutional money market funds to maintain a floating NAV or to require money market funds to impose liquidity fees, under certain circumstances, with optional suspensions of redemptions. The Portfolio is, however, subject under the Commission’s proposals to a number of other pricing, disclosure and reporting requirements that could, if adopted, increase the Portfolio’s expenses and adversely affect its returns.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates on U.S. Government securities remain low for an extended period of time, the Portfolio may have difficulties in maintaining a positive yield, paying expenses out of Portfolio assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio’s investments include U.S. Government securities or related repurchase agreements, which have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible that you may lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  the Portfolio’s average annual returns for one year, five years, and since inception.
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over the life of the Portfolio; and the Portfolio’s average annual returns for one year, five years, and since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Through June 30, 2013, the year-to-date unannualized return for the Portfolio’s shares was 0.05%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: BEST QUARTER WAS UP 1.30%, 2ND QUARTER, 2007; AND WORST QUARTER WAS UP 0.02%, 1ST QUARTER 2012.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	You may obtain the most current seven-day yield information of the Portfolio by calling 800-221-5672 or your financial intermediary.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-221-5672
Government STIF Portfolio | Government STIF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Expenses	rr_ExpensesOverAssets	0.01%
After 1 Year	rr_ExpenseExampleYear01	$ 1
After 3 Years	rr_ExpenseExampleYear03	3
After 5 Years	rr_ExpenseExampleYear05	6
After 10 Years	rr_ExpenseExampleYear10	$ 13
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	5.11%
2008	rr_AnnualReturn2008	2.36%
2009	rr_AnnualReturn2009	0.28%
2010	rr_AnnualReturn2010	0.16%
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	0.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 YEAR	rr_AverageAnnualReturnYear01	0.13%
5 YEARS	rr_AverageAnnualReturnYear05	0.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.38%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2006

[1]	Inception date: 12/13/2006.